Property and Equipment - Schedule of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Balance at beginning of period	$ 7,069
Balance at end of period	5,202	$ 7,069
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	433
Balance at end of period	145	433
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	221
Balance at end of period	74	221
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	0
Balance at end of period	0	0
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	6,414
Balance at end of period	4,983	6,414
Construction in progress
Property, plant and equipment
Balance at beginning of period	0
Balance at end of period	0	0
Cost
Property, plant and equipment
Balance at beginning of period	19,916	22,518
Additions, net of transfers	6	256
Disposals	(1,578)	(2,602)
Deconsolidation of subsidiaries		(256)
Balance at end of period	18,343	19,916
Cost | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	3,148	5,363
Additions, net of transfers	0	246
Disposals	(1,313)	(2,215)
Deconsolidation of subsidiaries		(246)
Balance at end of period	1,836	3,148
Cost | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,072	1,072
Additions, net of transfers	6	0
Disposals	0	0
Deconsolidation of subsidiaries		0
Balance at end of period	1,078	1,072
Cost | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	530	917
Additions, net of transfers	0	11
Disposals	(266)	(387)
Deconsolidation of subsidiaries		(11)
Balance at end of period	264	530
Cost | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	15,165	15,165
Additions, net of transfers	0	0
Disposals	0	0
Deconsolidation of subsidiaries		0
Balance at end of period	15,165	15,165
Cost | Construction in progress
Property, plant and equipment
Balance at beginning of period	0	1
Additions, net of transfers	0	0
Disposals	0	(1)
Deconsolidation of subsidiaries		0
Balance at end of period	$ 0	$ 0